EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	Successor	Predecessor
	Three months ended	Nine months ended	Years ended
	December 31	September 30	December 31
	2012	2012	2011	2010
Net earnings (loss) attributable to the company	$(35.2)	$618.4	$(974.0)	$(396.9)
Weighted average shares used in computation of basic earnings per share (in millions)	14.4	381.9	381.9	381.8
Weighted average shares from assumed conversion of dilutive options (in millions)	–	–	–	–
Weighted average shares used in computation of diluted earnings per share (in millions)	14.4	381.9	381.9	381.8
Basic and diluted earnings (loss) per share from continuing operations	$(1.55)	$1.63	$(2.04)	$(0.99)
Basic and diluted earnings (loss) per share from discontinued operations	$(0.89)	$(0.01)	$(0.51)	$(0.05)
Basic and diluted earnings (loss) per share attributable to the company’s common shareholders (in dollars)	$(2.44)	$1.62	$(2.55)	$(1.04)